Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Changes in Net Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per the financial statements	$ 12,743,691
Change in deemed distributions	16,180
Net income per Form 5500	$ 12,759,871